Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
May 4, 2007
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Goldman Sachs Trust (the “Registrant”) Registration Nos. 33-17619/811-5349
Ladies and Gentlemen:
     On behalf of the Goldman Sachs Trust (the “Trust”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectuses and statements of additional information dated April 30, 2007 that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the prospectuses and statements of additional information dated April 30, 2007 contained in the Trust’s Post-Effective Amendment No. 156 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, as amended (“Post-Effective Amendment No. 156”), which was filed on April 30, 2007; and (ii) the text of Post-Effective Amendment No. 156 has been filed electronically.
     Questions and comments concerning the enclosed materials may be directed to the undersigned at 215-988-3350.

Sincerely,
/s/ Armando Capasso
Armando Capasso, Esq.